Selected Quarterly Financial Data (Unaudited) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								10 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Total revenues	$ 197,593	$ 178,092	$ 161,933	$ 148,223	$ 137,036	$ 128,083	$ 120,786	$ 119,673		$ 685,841	$ 505,578	$ 455,094
Operating income	58,366	53,360	48,384	(421,314)	39,433	(38,219)	41,508	4,365		(261,204)	47,087	154,295
Less: Net income (loss) attributable to noncontrolling interests - Artisan Partners Holdings	50,505	44,614	42,442	(407,123)	36,652	(42,902)	38,959	1,051		(269,562)	33,760	133,073
Net income attributable to Artisan Partners Asset Management Inc.	$ 10,082	$ 5,977	$ 5,798	$ 2,950	$ 0	$ 0	$ 0	$ 0	$ 24,807	$ 24,807	$ 0	$ 0
Earnings Per Share, Basic	$ (3.04)	$ 0.42	$ 0.38	$ 0.19
Earnings Per Share, Diluted	$ (3.04)	$ 0.35	$ 0.38	$ 0.19